LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Breakdown of loans by risk category
Total loans	$ 449,177	$ 401,246	$ 383,086
Minimum
Breakdown of loans by risk category
Credit risk rating for which reserves are established if no specific reserves made	6
Maximum
Breakdown of loans by risk category
Credit risk rating for which general reserves are established	5
Credit risk rating for which reserves are established if no specific reserves made	7
Commercial real estate
Breakdown of loans by risk category
Total loans	244,966	199,201	194,859
Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	80,646	92,269	68,858
Commercial construction
Breakdown of loans by risk category
Total loans	17,229	19,745	33,330
One to four family residential real estate
Breakdown of loans by risk category
Total loans	87,948	77,332	75,074
Consumer construction
Breakdown of loans by risk category
Total loans	7,465	5,774	5,682
Consumer
Breakdown of loans by risk category
Total loans	10,923	6,925	5,283
Excellent (1)
Breakdown of loans by risk category
Total loans	9,833	7,708
Excellent (1) | Commercial real estate
Breakdown of loans by risk category
Total loans	4,807	3,083
Excellent (1) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	5,026	4,416
Excellent (1) | Commercial construction
Breakdown of loans by risk category
Total loans		209
Good (2)
Breakdown of loans by risk category
Total loans	27,793	25,373
Good (2) | Commercial real estate
Breakdown of loans by risk category
Total loans	20,491	16,946
Good (2) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	3,936	7,875
Good (2) | Commercial construction
Breakdown of loans by risk category
Total loans	1,038	552
Good (2) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	1,969
Good (2) | Consumer
Breakdown of loans by risk category
Total loans	359
Average (3)
Breakdown of loans by risk category
Total loans	116,794	72,898
Average (3) | Commercial real estate
Breakdown of loans by risk category
Total loans	84,164	47,154
Average (3) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	23,821	17,738
Average (3) | Commercial construction
Breakdown of loans by risk category
Total loans	5,103	4,542
Average (3) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	3,635	3,359
Average (3) | Consumer
Breakdown of loans by risk category
Total loans	71	105
Acceptable (4)
Breakdown of loans by risk category
Total loans	165,996	195,681
Acceptable (4) | Commercial real estate
Breakdown of loans by risk category
Total loans	113,379	118,259
Acceptable (4) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	41,785	60,498
Acceptable (4) | Commercial construction
Breakdown of loans by risk category
Total loans	5,784	10,415
Acceptable (4) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	4,791	5,910
Acceptable (4) | Consumer
Breakdown of loans by risk category
Total loans	257	599
Special Mention (5)
Breakdown of loans by risk category
Total loans	21,809	7,735
Special Mention (5) | Commercial real estate
Breakdown of loans by risk category
Total loans	16,754	5,198
Special Mention (5) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	4,296	201
Special Mention (5) | Commercial construction
Breakdown of loans by risk category
Total loans	759	313
Special Mention (5) | One to four family residential real estate
Breakdown of loans by risk category
Total loans		2,023
Substandard (6)
Breakdown of loans by risk category
Total loans	8,700	9,203
Substandard (6) | Commercial real estate
Breakdown of loans by risk category
Total loans	5,189	7,642
Substandard (6) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	1,782	1,541
Substandard (6) | Commercial construction
Breakdown of loans by risk category
Total loans	1,077	20
Substandard (6) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	646
Substandard (6) | Consumer
Breakdown of loans by risk category
Total loans	6
Doubtful (7)
Breakdown of loans by risk category
Total loans	182	919
Doubtful (7) | Commercial real estate
Breakdown of loans by risk category
Total loans	182	919
Rating Unassigned
Breakdown of loans by risk category
Total loans	98,070	81,729
Rating Unassigned | Commercial construction
Breakdown of loans by risk category
Total loans	3,468	3,694
Rating Unassigned | One to four family residential real estate
Breakdown of loans by risk category
Total loans	76,907	66,040
Rating Unassigned | Consumer construction
Breakdown of loans by risk category
Total loans	7,465	5,774
Rating Unassigned | Consumer
Breakdown of loans by risk category
Total loans	$ 10,230	$ 6,221